Disposal of subsidiaries	12 Months Ended
Dec. 31, 2020
Disposal Of Subsidiaries Disclosure [Abstract]
Disposal of subsidiaries
6.	Disposal and closure of subsidiaries and branches

During the year ended December 31,2020, due to the impact of COVID-19, the Group closed under-performing learning centers and subsidiaries to reduce operating expense. Loss on disposal and closing of subsidiaries and branches amounting to RMB 31,884 were recorded in the consolidated statements of comprehensive income (loss) for the year ended December 31, 2020.

During the year ended December 31, 2019, the Group disposed Shenzhen Meten Oversea Education Consulting Co., Ltd. (“Shenzhen Meten Oversea”), Shenzhen Shuangge Technology Co., Ltd. (“Shenzhen Shuangge”) to Shenzhen Yilian Education Investment Co., Ltd. (“Shenzhen Yilian Education”) and Shenzhen Xinlian Oversea Education Consulting Co., Ltd. (“Shenzhen Xinlian Oversea”) to two third-party individuals. The total cash consideration of the disposal of the three subsidiaries were RMB1,275.Disposal gains amounting to RMB583 were recorded in the consolidated statements of comprehensive income (loss) for the year ended December 31, 2019.